UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-5896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  7/31

Date of reporting period: 4/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2010 (Unaudited)

DWS Target 2013 Fund

	Shares	Value ($)
Common Stocks 18.8%
Consumer Discretionary 2.6%
Auto Components 0.3%
Autoliv, Inc.*	1,000	54,750
Johnson Controls, Inc.	1,000	33,590

		88,340
Hotels Restaurants & Leisure 0.3%
Darden Restaurants, Inc.	1,200	53,700
McDonald's Corp.	63	4,447
Starbucks Corp.	800	20,784

		78,931
Household Durables 0.3%
Jarden Corp.	600	19,272
Whirlpool Corp.	600	65,322

		84,594
Internet & Catalog Retail 0.0%
Priceline.com, Inc.*	40	10,482
Media 0.5%
Comcast Corp. "A"	1,600	31,584
McGraw-Hill Companies, Inc.	1,500	50,580
Time Warner Cable, Inc.	1,258	70,763
Walt Disney Co.	100	3,684

		156,611
Multiline Retail 0.3%
Nordstrom, Inc.	1,200	49,596
Sears Holdings Corp.*	44	5,322
Target Corp.	500	28,435

		83,353
Specialty Retail 0.9%
Ross Stores, Inc.	1,100	61,600
Signet Jewelers Ltd.*	1,600	51,232
Tiffany & Co.	1,100	53,328
TJX Companies, Inc.	1,400	64,876
Williams-Sonoma, Inc.	600	17,280

		248,316
Consumer Staples 1.7%
Beverages 0.0%
Coca-Cola Co.	100	5,345
Food & Staples Retailing 0.1%
Safeway, Inc.	100	2,360
Wal-Mart Stores, Inc.	595	31,922

		34,282
Food Products 0.7%
Corn Products International, Inc.	200	7,200
Del Monte Foods Co.	3,600	53,784
General Mills, Inc.	900	64,062
The Hershey Co.	200	9,402
Tyson Foods, Inc. "A"	2,900	56,811

		191,259
Household Products 0.5%
Colgate-Palmolive Co.	800	67,280
Kimberly-Clark Corp.	600	36,756
Procter & Gamble Co.	558	34,685

		138,721
Personal Products 0.3%
Estee Lauder Companies, Inc. "A"	900	59,328
Herbalife Ltd.	400	19,300

		78,628
Tobacco 0.1%
Philip Morris International, Inc.	300	14,724
Reynolds American, Inc.	400	21,368

		36,092
Energy 1.8%
Energy Equipment & Services 0.4%
Exterran Holdings, Inc.*	1,000	29,150
Oil States International, Inc.*	1,200	57,972
Rowan Companies, Inc.*	900	26,820
Unit Corp.*	200	9,554

		123,496
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	300	24,432
Cimarex Energy Co.	300	20,424
ConocoPhillips	1,700	100,623
ExxonMobil Corp.	1,472	99,875
Marathon Oil Corp.	2,000	64,300
Newfield Exploration Co.*	1,000	58,190
Occidental Petroleum Corp.	17	1,507
Williams Companies, Inc.	1,600	37,776

		407,127
Financials 2.9%
Capital Markets 0.3%
Bank of New York Mellon Corp.	100	3,113
Franklin Resources, Inc.	529	61,173
Waddell & Reed Financial, Inc. "A"	700	25,984

		90,270
Commercial Banks 0.7%
Comerica, Inc.	800	33,600
Commerce Bancshares, Inc.	540	22,367
First Citizens BancShares, Inc. "A"	200	41,200
Huntington Bancshares, Inc.	3,300	22,341
M&T Bank Corp.	600	52,410
Wells Fargo & Co.	1,000	33,110

		205,028
Consumer Finance 0.6%
American Express Co.	1,700	78,404
AmeriCredit Corp.*	1,300	31,122
Capital One Financial Corp.	1,400	60,774
Discover Financial Services	100	1,546

		171,846
Diversified Financial Services 0.5%
Bank of America Corp.	4,200	74,886
JPMorgan Chase & Co.	900	38,322
NYSE Euronext	800	26,104

		139,312
Insurance 0.6%
Aflac, Inc.	600	30,576
Allied World Assurance Co. Holdings Ltd.	500	21,785
CNA Financial Corp.*	1,900	53,428
PartnerRe Ltd.	600	46,548
Unitrin, Inc.	500	14,625

		166,962
Real Estate Investment Trusts 0.2%
Annaly Capital Management, Inc. (REIT)	2,300	38,985
Public Storage (REIT)	200	19,382

		58,367
Health Care 2.1%
Biotechnology 0.1%
Amgen, Inc.*	100	5,736
Gilead Sciences, Inc.*	600	23,802

		29,538
Health Care Equipment & Supplies 0.2%
Hill-Rom Holdings, Inc.	500	15,855
Hospira, Inc.*	1,000	53,790

		69,645
Health Care Providers & Services 1.3%
AmerisourceBergen Corp.	1,900	58,615
Cardinal Health, Inc.	1,700	58,973
Community Health Systems, Inc.*	1,000	40,860
Coventry Health Care, Inc.*	2,200	52,228
McKesson Corp.	800	51,848
Medco Health Solutions, Inc.*	700	41,244
UnitedHealth Group, Inc.	2,000	60,620

		364,388
Pharmaceuticals 0.5%
Eli Lilly & Co.	45	1,574
Forest Laboratories, Inc.*	500	13,630
Johnson & Johnson	1,700	109,310
Perrigo Co.	400	24,412
Pfizer, Inc.	489	8,176

		157,102
Industrials 2.0%
Aerospace & Defense 0.5%
ITT Corp.	600	33,342
Northrop Grumman Corp.	900	61,047
Raytheon Co.	700	40,810

		135,199
Air Freight & Logistics 0.3%
United Parcel Service, Inc. "B"	1,100	76,054
Building Products 0.0%
Owens Corning, Inc.*	100	3,478
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	2,500	53,725
Electrical Equipment 0.0%
Hubbell, Inc. "B"	100	4,647
Industrial Conglomerates 0.6%
3M Co.	900	79,803
Carlisle Companies, Inc.	1,400	52,822
General Electric Co.	2,000	37,720

		170,345
Machinery 0.4%
Oshkosh Corp.*	200	7,724
Parker Hannifin Corp.	600	41,508
Timken Co.	1,800	63,324

		112,556
Road & Rail 0.0%
Ryder System, Inc.	14	651
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	100	11,054
Information Technology 3.5%
Communications Equipment 0.1%
Cisco Systems, Inc.*	600	16,152
F5 Networks, Inc.*	400	27,372

		43,524
Computers & Peripherals 0.9%
Apple, Inc.*	600	156,672
Hewlett-Packard Co.	100	5,197
Seagate Technology*	2,700	49,599
Western Digital Corp.*	1,100	45,199

		256,667
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.*	1,800	54,900
Avnet, Inc.*	600	19,182
Jabil Circuit, Inc.	1,800	27,576
Tech Data Corp.*	1,100	47,190
Vishay Intertechnology, Inc.*	1,800	18,738

		167,586
Internet Software & Services 0.2%
Google, Inc. "A"*	50	26,272
IAC/InterActiveCorp.*	1,000	22,420

		48,692
IT Services 0.6%
Cognizant Technology Solutions Corp. "A"*	100	5,118
Computer Sciences Corp.*	1,000	52,390
International Business Machines Corp.	1,010	130,290

		187,798
Office Electronics 0.2%
Xerox Corp.	5,800	63,220
Semiconductors & Semiconductor Equipment 0.3%
Intel Corp.	4,000	91,320
Micron Technology, Inc.*	700	6,545

		97,865
Software 0.6%
Microsoft Corp.	5,044	154,044
Symantec Corp.*	410	6,876

		160,920
Materials 0.9%
Chemicals 0.5%
Cytec Industries, Inc.	1,100	52,866
Huntsman Corp.	1,500	17,115
Lubrizol Corp.	600	54,204
Nalco Holding Co.	600	14,838

		139,023
Metals & Mining 0.0%
Walter Energy, Inc.	100	8,081
Paper & Forest Products 0.4%
International Paper Co.	2,200	58,828
MeadWestvaco Corp.	1,600	43,472

		102,300
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	4,421	115,211
Verizon Communications, Inc.	1,200	34,668

		149,879
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	1,600	55,456
Utilities 0.6%
Electric Utilities 0.2%
Edison International	57	1,959
Exelon Corp.	1,300	56,667
FirstEnergy Corp.	400	15,148

		73,774
Gas Utilities 0.1%
National Fuel Gas Co.	300	15,606
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	900	31,815
NRG Energy, Inc.*	1,153	27,868

		59,683
Multi-Utilities 0.1%
Ameren Corp.	800	20,768
NSTAR	100	3,660

		24,428

Total Common Stocks (Cost $4,698,270)		5,440,246

	Principal Amount ($)	Value ($)
Government & Agency Obligation 80.6%
US Treasury Obligation
US Treasury STRIPS, 4.392% **, 2/15/2013 (Cost $21,431,498)	24,199,000	23,279,269

	Shares	Value ($)
Cash Equivalents 0.9%
Central Cash Management Fund, 0.21% (a) (Cost $264,298)	264,298	264,298

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $26,394,066) †	100.3	28,983,813
Other Assets and Liabilities, Net	(0.3)	(86,280)

Net Assets	100.0	28,897,533

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $26,466,695. At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $2,517,118. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,642,229 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $125,111.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(b)	$5,440,246	$—	$—	$5,440,246
Government & Agency Obligation	—	23,279,269	—	23,279,269
Short-Term Investments	264,298	—	—	264,298
Total	$5,704,544	$23,279,269	$—	$28,983,813

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 18, 2010